Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000142731 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142731 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142731 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142731 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142731 | 296315104 | ESCO Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142731 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142731 | T9224W109 | Stevanato Group S.p.A.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142731 | 000360206 | AAON, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142731 | 057665200 | Balchem Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142731 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142731 | 929236107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000142731 | 185123106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000142731 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142731 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142731 | 109194100 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142731 | 61747C608 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142731 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142731 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142731 | 92346J108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000142731 | 114340102 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000142731 | 59064R109 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000142731 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000142731 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012946 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012946 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012946 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000012946 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012946 | 296315104 | ESCO Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012946 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012946 | T9224W109 | Stevanato Group S.p.A.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012946 | 000360206 | AAON, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012946 | 057665200 | Balchem Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012946 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012946 | 929236107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012946 | 185123106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012946 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012946 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012946 | 109194100 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012946 | 61747C608 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012946 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012946 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000012946 | 92346J108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000012946 | 114340102 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000012946 | 59064R109 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000012946 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000012946 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136097 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136097 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136097 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136097 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136097 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136097 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136097 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136097 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136097 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136097 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136097 | 185123106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136097 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136097 | 61747C608 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136097 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136097 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000136097 | 09073M104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000136097 | 50189K103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000136097 | 63947X101 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000136097 | 48282T104 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000136097 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000136097 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136096 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136096 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136096 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136096 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136096 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136096 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136096 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136096 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136096 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136096 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136096 | 185123106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136096 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136096 | 61747C608 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136096 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136096 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000136096 | 09073M104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000136096 | 50189K103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000136096 | 63947X101 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000136096 | 48282T104 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000136096 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000136096 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227602 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227602 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227602 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227602 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227602 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227602 | 45168D104 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227602 | 922475108 | Veeva Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227602 | 92345Y106 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227602 | 217204106 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227602 | 22160N109 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227602 | 109194100 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000227602 | 61747C608 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227602 | 09073M104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000227602 | 22160N109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227602 | 94106B101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227602 | 74275K108 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000227602 | 70438V106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000227602 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000227602 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227603 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227603 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227603 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227603 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227603 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227603 | 45168D104 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227603 | 922475108 | Veeva Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227603 | 92345Y106 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227603 | 217204106 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227603 | 22160N109 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227603 | 109194100 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000227603 | 61747C608 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227603 | 09073M104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000227603 | 22160N109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227603 | 94106B101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227603 | 74275K108 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000227603 | 70438V106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000227603 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000227603 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232594 | 72703X106 | Planet Labs PBC, Class A
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000232594 | 913915104 | Universal Technical Institute, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232594 | 56146T103 | Mama's Creations, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232594 | 103002101 | Bowman Consulting Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232594 | 46571Y107 | I3 Verticals, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232594 | 96924N100 | Willdan Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232594 | 92346J108 | Vericel Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232594 | 69753M105 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232594 | 29270J100 | Energy Recovery, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232594 | 46266A109 | iRadimed Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232594 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232594 | 61747C608 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232594 | 69753M105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232594 | 88605U107 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000232594 | 92846Q107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000232594 | 946760105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000232594 | 68752L100 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000232594 | 229050307 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000232594 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000232594 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232593 | 72703X106 | Planet Labs PBC, Class A
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000232593 | 913915104 | Universal Technical Institute, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232593 | 56146T103 | Mama's Creations, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232593 | 103002101 | Bowman Consulting Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232593 | 46571Y107 | I3 Verticals, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232593 | 96924N100 | Willdan Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232593 | 92346J108 | Vericel Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232593 | 69753M105 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232593 | 29270J100 | Energy Recovery, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232593 | 46266A109 | iRadimed Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232593 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232593 | 61747C608 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232593 | 69753M105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232593 | 88605U107 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000232593 | 92846Q107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000232593 | 946760105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000232593 | 68752L100 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000232593 | 229050307 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000232593 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000232593 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%